Equity - Schedule of Share Capital (Details) $ in Thousands					6 Months Ended		12 Months Ended
	May 08, 2026 $ / shares shares	Jan. 30, 2025 $ / shares shares	Nov. 01, 2023 $ / shares shares	Apr. 27, 2023 $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Value of Shareholding [Abstract]
Beginning balance					$ 479,962
Shares issued					2,790	$ 30,127
Ending balance					$ 490,920		$ 479,962
ImaginAb
Value of Shareholding [Abstract]
Deferred consideration indemnity period	15 months
Share capital
Number of Shares [Abstract]
Beginning balance (in shares) | shares					338,778,000	334,725,000	334,725,000
Shares issued through the exercise of share options and warrants (in shares) | shares					742,000	1,693,000	1,693,000
Ending balance (in shares) | shares					339,785,000		338,778,000
Value of Shareholding [Abstract]
Beginning balance					$ 479,962	$ 414,012	$ 414,012
Shares issued through the exercise of share options and warrants					8,168	29,722	29,722
Shares issued					2,790	$ 30,127
Ending balance					$ 490,920		$ 479,962
Volume weighted average period				10 days
Volume weighted average price (in dollars per share) | $ / shares				$ 8.73
Share capital | Dedicaid
Number of Shares [Abstract]
Shares issued (in shares) | shares				207,000	0		37,575
Value of Shareholding [Abstract]
Shares issued					$ 0		$ 467
Share capital | Lightpoint
Number of Shares [Abstract]
Shares issued (in shares) | shares			3,298,000		0		269,075
Value of Shareholding [Abstract]
Shares issued					$ 0		$ 4,467
Share price (in dollars per share) | $ / shares			$ 9.37
Share capital | ImaginAb
Number of Shares [Abstract]
Shares issued (in shares) | shares	264,943	2,053,311			265,000		2,053,000
Value of Shareholding [Abstract]
Shares issued					$ 2,790		$ 31,294
Share price (in dollars per share) | $ / shares	$ 14.75	$ 24.37